Columbia Multi Strategy Alternatives Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	200,000	201,893
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.446%	1,000,000	961,570
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	850,000	848,517
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	172,653	173,067
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	500
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	5,000
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	415,821	416,093
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	838,459
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	271,985	270,425
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	165,750
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	196,339	196,086
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	985,786	954,241
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	803,481	799,213
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	127,463	126,773
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	1,000,000	1,013,530
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	14,412	14,381
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	475,000
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	97,139
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,996,921
Netcredit Combined Receivables LLC(a),(d),(e)
Series 2023-A Class A
12/20/2027	7.780%	519,959	521,584
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.829%	750,000	694,729
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	107,236	107,269
Series 2024-1A Class A
04/08/2031	6.334%	750,000	750,466
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	256,000
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	1,740
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	34,600
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	159,525	155,466
Series 2021-5 Class A
08/15/2029	1.530%	1,174	1,172
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	350,504	345,920
Series 2024-1 Class A
07/15/2031	6.660%	500,000	501,247
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	399,976	397,172
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	799,922	805,248

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	437,351
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,849,604	2,890,670
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	849,993	869,206
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	599,846	608,914
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	400,000	400,419
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	250,000	253,189
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	350,000	350,591
Pagaya AI Debt Trust(a),(f)
Series 2022-2 Class AB
01/15/2030	5.503%	211,357	210,517
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	500,000	500,717
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	441,364	401,005
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.826%	266,667	253,692
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	421,970	421,115
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	792,000	792,271
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	288,116	287,668
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	1,580,071	1,560,352
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	104,250	102,772
Series 2021-ST7 Class A
09/20/2029	1.850%	11,255	11,228
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,501,019
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	420,874
Total Asset-Backed Securities — Non-Agency (Cost $29,608,264)			26,400,741

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.835%	1,319,643	67,778
Series 2019-131 Class IO
07/16/2061	0.802%	2,649,957	138,515
Series 2020-19 Class IO
12/16/2061	0.718%	1,611,370	79,294
Series 2020-3 Class IO
02/16/2062	0.615%	1,944,125	81,357
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,076,888)			366,944

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	500,000	352,233
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2019-RLJ Class C
1-month Term SOFR + 1.647% Floor 1.600% 04/15/2036	6.965%	1,250,000	1,247,162
BFLD Trust(a),(b)
Series 2019-DPLO Class G
1-month Term SOFR + 3.304% Floor 3.190% 10/15/2034	8.622%	1,000,000	987,426
BXP Trust(a),(f)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,500,000	834,841
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,200,000	2,035,521
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	2,440,181
Hilton USA Trust(a),(h)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	50,858
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	329,140	288,349
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	501,718
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	551,691
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	493,164
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.365%	1,000,000	951,636
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,583,330)			10,734,780

Residential Mortgage-Backed Securities - Agency 40.6%

Fannie Mae REMICS(b),(g)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.764%	1,906,545	220,491
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.664%	3,020,659	349,894
Federal Home Loan Mortgage Corp.
09/01/2052	4.500%	4,651,235	4,405,955
09/01/2053	5.500%	1,955,304	1,952,660
Federal Home Loan Mortgage Corp.(i)
12/01/2052	5.000%	1,712,668	1,698,120
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.064%	649,938	78,932
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.644%	1,221,950	167,412
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.614%	1,815,428	256,140
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.561%	3,340,934	330,738
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.641%	2,111,327	242,434
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,643,734	491,306
CMO Series 5183 Class IO
01/25/2052	3.000%	4,424,384	690,854
Federal National Mortgage Association
09/01/2052	5.000%	1,841,466	1,798,711
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.564%	12,856,432	1,081,921
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	2,868,429	213,621
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.614%	3,004,848	367,838
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.714%	1,971,378	246,568
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.772%	800,000	870,116
Government National Mortgage Association(b),(g)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.164%	1,521,545	168,720

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.616%	1,978,393	219,796
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	18,585,857	182,283
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.666%	2,199,826	233,512
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.666%	2,438,437	256,481
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	0.666%	7,258,405	715,481
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.766%	1,270,023	138,226
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.866%	5,212,442	559,692
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.866%	7,567,795	1,014,486
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.616%	1,947,521	222,222
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.716%	2,181,919	237,951
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	2,197,584	265,642
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	3,056,798	352,620
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	7,124,535	36,544
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	3,566,629	401,510
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.114% Cap 6.300% 08/20/2051	0.866%	4,717,308	577,674
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	3,537,929	431,360
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,632,184	27,981
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	3,240,433	419,790
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	19,743,672	58,572
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.866%	3,380,759	442,136
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.866%	2,624,582	301,324
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,335,428	34,461
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.866%	3,231,655	379,532
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.676%	4,740,853	393,624
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	3,007,154	44,171
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.616%	2,942,606	334,195
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.406%	1,491,605	90,148
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.616%	4,365,099	428,729
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.576%	5,536,297	208,659
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.616%	2,885,932	296,103
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.326%	5,504,201	328,318
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.026%	2,187,626	186,869
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.826%	1,915,187	181,120
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.076%	5,645,790	237,424
Government National Mortgage Association(g)
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,333,128	371,119
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,352,095	587,095
CMO Series 2020-146 Class NI
10/20/2050	2.000%	18,553,254	2,101,703
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,016,402	321,267
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,043,675	408,259
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,102,354	428,310
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,382,918	380,617
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,804,876	630,554
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,898,058	307,261
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,016,312	597,236
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,742,425	337,628
Government National Mortgage Association TBA(j)
03/20/2054	4.500%	20,000,000	19,097,744

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(j)
03/13/2054	3.000%	34,000,000	29,077,376
03/13/2054	3.500%	34,595,420	30,774,761
03/13/2054	4.000%	37,500,000	34,499,067
03/13/2054	4.500%	54,000,000	51,112,488
03/13/2054	5.000%	21,000,000	20,363,448
03/13/2054	6.000%	25,000,000	25,104,270
Total Residential Mortgage-Backed Securities - Agency (Cost $255,130,694)			242,371,270

Residential Mortgage-Backed Securities - Non-Agency 14.9%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	514,856	494,473
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	593,043	591,394
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-C Class A
01/25/2061	2.115%	241,579	230,449
Angel Oak Mortgage Trust(a),(f)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	331,309	276,250
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,728,305
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,544,006
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	283,841
CMO Series 2020-NQM1 Class B2
05/25/2060	5.795%	430,000	387,564
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,836,518	1,808,177
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	170,101
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	240,666
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.722%	338,000	334,760
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.722%	353,000	354,244
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	2,542,066	2,542,066
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	1,375,475	1,323,441
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	286,042
CMO Series 2023-3 Class M1
07/25/2058	8.258%	800,000	806,946
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	500,000	400,679
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.300%	473,000	460,578
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.300%	300,000	273,752
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.244%	200,000	195,185
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	300,000	291,459
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	590,321	580,653
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	388,043	377,096
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	996,816	717,800
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	192,833
CMO Series 2021-3 Class A3
09/27/2066	1.419%	528,930	423,726
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	281,085
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	400,000	332,261
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	118,962
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1B1
30-day Average SOFR + 4.750% Floor 4.750% 06/25/2043	10.072%	390,000	420,010
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.822%	550,000	566,846
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.322%	1,900,000	1,977,987
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	1,211,134	1,195,609
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.531%	1,260,755	1,323,867
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	252,321	244,789
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	804,125	793,832
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.522%	1,100,000	1,149,208
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	1,744,415	1,677,381
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.572%	800,000	858,548
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.972%	1,000,000	1,085,696
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.186%	826,116	916,984
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.686%	2,037,113	2,246,608
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.072%	1,050,000	1,091,244
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.822%	1,950,000	2,098,687
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.822%	550,000	587,564
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	2,765,186	2,737,534
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.722%	1,800,000	2,103,120
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	13.145%	1,450,000	1,554,557
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	488,120
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.245%	2,000,000	2,018,329
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.295%	500,000	511,239
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.435%	234,673	236,060
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	240,205
Imperial Fund Mortgage Trust(a),(f)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.147%	500,000	376,356
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.449%	350,000	272,899
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	352,289	344,139
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	566,456	544,827
LHOME Mortgage Trust(a),(f)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	599,166
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	399,827
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	299,865

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.116%	850,000	814,021
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	1,954,293
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	4.012%	750,000	504,786
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.871%	200,000	132,403
NYMT Loan Trust(a),(f)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	497,314
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.686%	486,762	500,665
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.272%	500,000	514,474
OBX Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	400,000	399,532
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	621,675	622,396
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.085%	1,307,692	1,313,938
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	790,344	742,971
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	944,123
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	380,517
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	204,675	198,695
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	751,710	731,397
CMO Series 2021-3 Class A1
04/25/2026	1.867%	474,425	457,868
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	673,149
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,024,353	997,502
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	569,391
PRET LLC(a),(f)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	393,821	390,392
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	1,000,000	991,860
PRET LLC(a),(d),(e),(f)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	500,000	500,000
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	572,638	566,047
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	900,000	835,409
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	352,083	337,176
PRKCM Trust(a),(f)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,251,453
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	525,272	479,878
PRPM LLC(a),(f)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	400,000	386,799
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	132,300
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	589,368
PRPM Trust(a),(f)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.393%	1,780,000	1,753,497
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.393%	300,000	275,197
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.432%	150,000	138,277
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VII Mortgage LLC(a),(f)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	1,150,000	1,108,065
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	668,265
Saluda Grade Alternative Mortgage Trust(d),(e),(f)
Subordinated CMO Series 2023-FIG3 Class CE
08/24/2053	4.221%	729,458	904,528
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,398,937	1,304,378
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	217,759
CMO Series 2021-3 Class A1
06/25/2056	1.127%	308,050	249,394
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	390,611	386,816
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL1 Class B1
02/25/2039	9.768%	250,000	240,323
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.935%	1,500,000	1,505,911
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.935%	650,000	699,176
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	268,746
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	768,309	743,202
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	459,041	446,605
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	550,000	528,791
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	385,229
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	150,000	145,216
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	139,900
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2023-1 Class M1
12/25/2067	6.961%	2,500,000	2,470,231
CMO Series 2023-INV1 Class M1
02/25/2068	7.577%	800,000	812,647
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	428,384
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	287,962
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.961%	1,750,000	1,700,853
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.577%	450,000	441,982
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	194,085
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	166,134
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	172,368
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	90,177
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.367%	800,000	754,165
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $88,278,132)			89,048,277

Treasury Bills 16.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 16.2%
U.S. Treasury Bills(k)
04/11/2024	5.160%	50,000,000	49,665,266
U.S. Treasury Bills
05/23/2024	5.310%	48,000,000	47,420,732
Total			97,085,998
Total Treasury Bills (Cost $97,083,293)			97,085,998

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $1,694,700)	1,775,417

Put Option Contracts Purchased 0.1%

(Cost $528,000)	753,876

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)

Money Market Funds 46.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(l),(m)	275,946,763	275,891,574
Total Money Market Funds (Cost $275,867,680)		275,891,574
Total Investments in Securities (Cost: $763,850,981)		744,428,877
Other Assets & Liabilities, Net		(146,912,447)
Net Assets		597,516,430
At February 29, 2024, securities and/or cash totaling $78,485,939 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
34,729,000 EUR	37,742,088 USD	Barclays	04/10/2024	148,247	—
27,822,000 CHF	31,666,287 USD	Citi	03/06/2024	198,873	—
24,958,000 NZD	15,218,874 USD	Citi	03/06/2024	23,179	—
32,314,527 USD	27,822,000 CHF	Citi	03/06/2024	—	(847,113)
147,858,132 AUD	97,857,603 USD	Citi	03/20/2024	1,699,348	—
5,168,000 AUD	3,342,619 USD	Citi	03/20/2024	—	(18,345)
71,607,000 BRL	14,462,410 USD	Citi	03/20/2024	82,321	—
61,847,000 BRL	12,387,419 USD	Citi	03/20/2024	—	(32,670)
78,132,374 CAD	57,917,562 USD	Citi	03/20/2024	332,608	—
21,242,542 CAD	15,639,506 USD	Citi	03/20/2024	—	(16,626)
75,269,338 CHF	87,641,284 USD	Citi	03/20/2024	2,376,743	—
2,033,636 CHF	2,301,057 USD	Citi	03/20/2024	—	(2,630)
18,730,272,750 CLP	20,506,988 USD	Citi	03/20/2024	1,135,035	—
800,000,000 CLP	822,065 USD	Citi	03/20/2024	—	(5,342)
151,502,000 CNH	21,202,236 USD	Citi	03/20/2024	155,436	—
24,375,333,999 COP	6,152,694 USD	Citi	03/20/2024	—	(40,152)
856,954,505 CZK	37,544,045 USD	Citi	03/20/2024	999,694	—
168,000,000 CZK	7,124,926 USD	Citi	03/20/2024	—	(39,341)
134,457,150 EUR	146,561,056 USD	Citi	03/20/2024	1,142,242	—
26,216,257 EUR	28,313,523 USD	Citi	03/20/2024	—	(40,023)
53,781,329 GBP	68,242,724 USD	Citi	03/20/2024	347,669	—
18,129,482 GBP	22,777,009 USD	Citi	03/20/2024	—	(110,156)
11,677,795,053 HUF	32,604,393 USD	Citi	03/20/2024	499,635	—
370,000,000 HUF	1,015,963 USD	Citi	03/20/2024	—	(1,247)
158,088,802,698 IDR	10,144,274 USD	Citi	03/20/2024	87,455	—
5,303,732,434 IDR	337,316 USD	Citi	03/20/2024	—	(81)
54,087,000 ILS	14,620,838 USD	Citi	03/20/2024	—	(524,989)
2,078,081,548 INR	25,053,410 USD	Citi	03/20/2024	8,502	—
577,244,875 INR	6,956,138 USD	Citi	03/20/2024	—	(781)
21,384,799,749 KRW	16,333,003 USD	Citi	03/20/2024	281,871	—
15,057,600,125 KRW	11,262,803 USD	Citi	03/20/2024	—	(39,220)
655,578,537 MXN	37,986,155 USD	Citi	03/20/2024	—	(376,031)
410,750,050 NOK	39,135,355 USD	Citi	03/20/2024	447,085	—
117,750,000 NOK	10,886,878 USD	Citi	03/20/2024	—	(203,916)
111,449,169 NZD	68,563,318 USD	Citi	03/20/2024	706,897	—
345,250 PEN	91,454 USD	Citi	03/20/2024	195	—
1,035,750 PEN	272,905 USD	Citi	03/20/2024	—	(870)
1,074,448,000 PHP	19,361,086 USD	Citi	03/20/2024	240,728	—
20,000,000 PHP	354,232 USD	Citi	03/20/2024	—	(1,678)
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
105,746,026 PLN	26,659,585 USD	Citi	03/20/2024	182,700	—
122,509,169 PLN	30,482,814 USD	Citi	03/20/2024	—	(191,257)
84,362,766 SEK	8,245,576 USD	Citi	03/20/2024	101,832	—
506,323,259 SEK	48,626,909 USD	Citi	03/20/2024	—	(249,712)
76,983,208 SGD	57,826,380 USD	Citi	03/20/2024	571,406	—
209,000 SGD	155,376 USD	Citi	03/20/2024	—	(64)
277,000,000 THB	7,826,992 USD	Citi	03/20/2024	93,338	—
22,000,000 THB	609,589 USD	Citi	03/20/2024	—	(4,637)
627,082,750 TWD	20,185,814 USD	Citi	03/20/2024	349,228	—
7,282,749 TWD	229,696 USD	Citi	03/20/2024	—	(680)
61,498,261 USD	92,847,632 AUD	Citi	03/20/2024	—	(1,115,608)
7,461,778 USD	37,327,000 BRL	Citi	03/20/2024	34,215	—
21,325,543 USD	105,556,000 BRL	Citi	03/20/2024	—	(127,831)
16,464,489 USD	22,362,000 CAD	Citi	03/20/2024	16,704	—
70,605,090 USD	95,167,000 CAD	Citi	03/20/2024	—	(465,313)
69,173,586 USD	60,112,022 CHF	Citi	03/20/2024	—	(1,079,139)
9,372,418 USD	9,188,954,447 CLP	Citi	03/20/2024	131,341	—
6,244,024 USD	5,700,000,000 CLP	Citi	03/20/2024	—	(348,747)
4,775,424 USD	34,405,000 CNH	Citi	03/20/2024	4,151	—
12,767,884 USD	91,293,250 CNH	Citi	03/20/2024	—	(85,340)
9,069,519 USD	36,770,668,000 COP	Citi	03/20/2024	272,511	—
305,346 USD	1,200,000,000 COP	Citi	03/20/2024	—	(471)
30,121,443 USD	691,885,647 CZK	Citi	03/20/2024	—	(616,363)
29,502,312 USD	27,431,327 EUR	Citi	03/20/2024	165,363	—
142,046,669 USD	130,119,080 EUR	Citi	03/20/2024	—	(1,319,588)
9,355,901 USD	7,432,501 GBP	Citi	03/20/2024	27,096	—
88,375,323 USD	69,567,944 GBP	Citi	03/20/2024	—	(550,803)
37,050,450 USD	13,080,554,803 HUF	Citi	03/20/2024	—	(1,089,206)
333,617 USD	5,250,000,000 IDR	Citi	03/20/2024	362	—
9,544,639 USD	148,250,000,000 IDR	Citi	03/20/2024	—	(113,715)
11,129,560 USD	40,628,500 ILS	Citi	03/20/2024	247,523	—
49,721,166 USD	4,147,959,000 INR	Citi	03/20/2024	269,775	—
5,665,932 USD	470,000,000 INR	Citi	03/20/2024	—	(1,522)
1,332,269 USD	1,775,000,000 KRW	Citi	03/20/2024	21	—
25,457,656 USD	33,399,999,999 KRW	Citi	03/20/2024	—	(388,083)
46,195,355 USD	804,157,075 MXN	Citi	03/20/2024	861,133	—
2,404,039 USD	41,000,000 MXN	Citi	03/20/2024	—	(4,861)
37,355,377 USD	401,539,000 NOK	Citi	03/20/2024	465,311	—
22,811,143 USD	236,383,278 NOK	Citi	03/20/2024	—	(546,362)
2,005,385 USD	3,305,000 NZD	Citi	03/20/2024	6,882	—
47,318,853 USD	76,672,669 NZD	Citi	03/20/2024	—	(636,289)
728,091 USD	2,762,000 PEN	Citi	03/20/2024	1,976	—
1,775,003 USD	100,000,000 PHP	Citi	03/20/2024	4,548	—
11,837,780 USD	662,224,000 PHP	Citi	03/20/2024	—	(53,162)
41,350,451 USD	166,253,860 PLN	Citi	03/20/2024	276,497	—
30,941,730 USD	122,930,390 PLN	Citi	03/20/2024	—	(162,193)
11,524,503 USD	119,791,253 SEK	Citi	03/20/2024	39,239	—
28,615,960 USD	294,827,772 SEK	Citi	03/20/2024	—	(155,515)
34,844,697 USD	46,608,103 SGD	Citi	03/20/2024	—	(180,700)
4,995,265 USD	179,400,000 THB	Citi	03/20/2024	13,463	—
1,103,893 USD	34,950,000 TWD	Citi	03/20/2024	1,685	—
17,596,516 USD	544,081,000 TWD	Citi	03/20/2024	—	(385,534)
10,808,215 USD	208,250,000 ZAR	Citi	03/20/2024	34,437	—
22,040,287 USD	413,475,000 ZAR	Citi	03/20/2024	—	(512,480)
657,653,125 ZAR	34,706,895 USD	Citi	03/20/2024	465,818	—
39,571,875 ZAR	2,057,151 USD	Citi	03/20/2024	—	(3,180)
9,111,578,900 JPY	63,136,397 USD	Citi	03/21/2024	2,192,025	—
3,657,480,612 JPY	24,393,091 USD	Citi	03/21/2024	—	(70,600)

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,869,589 USD	280,000,000 JPY	Citi	03/21/2024	3,240	—
103,005,441 USD	14,878,212,012 JPY	Citi	03/21/2024	—	(3,489,946)
33,150,000 CHF	37,836,117 USD	Citi	04/10/2024	195,024	—
31,833,316 USD	27,822,000 CHF	Citi	04/24/2024	—	(190,899)
15,219,251 USD	24,958,000 NZD	Citi	04/24/2024	—	(23,149)
25,673,500 AUD	16,885,395 USD	Citi	06/20/2024	143,449	—
892,000 BRL	178,266 USD	Citi	06/20/2024	724	—
6,815,000 BRL	1,355,550 USD	Citi	06/20/2024	—	(895)
24,024,357 CHF	27,655,506 USD	Citi	06/20/2024	163,214	—
17,202,500 CNH	2,405,225 USD	Citi	06/20/2024	811	—
25,803,750 CNH	3,603,289 USD	Citi	06/20/2024	—	(3,333)
379,783,142 CZK	16,240,164 USD	Citi	06/20/2024	33,988	—
8,219,171 EUR	8,936,808 USD	Citi	06/20/2024	13,172	—
2,885,807 GBP	3,660,099 USD	Citi	06/20/2024	15,169	—
1,892,250,000 HUF	5,230,377 USD	Citi	06/20/2024	53,465	—
26,250,000,000 IDR	1,673,630 USD	Citi	06/20/2024	7,437	—
5,250,000,000 IDR	332,830 USD	Citi	06/20/2024	—	(409)
13,458,500 ILS	3,745,790 USD	Citi	06/20/2024	—	(37,600)
8,324,999,999 KRW	6,288,493 USD	Citi	06/20/2024	16,896	—
300,000,000 KRW	225,884 USD	Citi	06/20/2024	—	(119)
44,000,000 MXN	2,534,938 USD	Citi	06/20/2024	—	(2,567)
91,723,572 NOK	8,746,566 USD	Citi	06/20/2024	88,831	—
10,490,500 NZD	6,412,894 USD	Citi	06/20/2024	26,236	—
249,168,000 PHP	4,448,851 USD	Citi	06/20/2024	16,029	—
83,056,000 PHP	1,477,182 USD	Citi	06/20/2024	—	(425)
7,021,607 PLN	1,766,702 USD	Citi	06/20/2024	10,752	—
761,250 PLN	190,255 USD	Citi	06/20/2024	—	(117)
176,067,000 SEK	17,123,154 USD	Citi	06/20/2024	62,410	—
31,215,103 SGD	23,342,979 USD	Citi	06/20/2024	30,700	—
179,400,000 THB	5,024,280 USD	Citi	06/20/2024	—	(23,889)
62,950,000 TWD	2,012,763 USD	Citi	06/20/2024	6,739	—
34,950,000 TWD	1,112,834 USD	Citi	06/20/2024	—	(916)
5,521,248 USD	27,863,000 BRL	Citi	06/20/2024	24,551	—
3,759,380 USD	18,858,000 BRL	Citi	06/20/2024	—	(5,919)
6,689,487 USD	9,077,042 CAD	Citi	06/20/2024	9,646	—
39,321,305 USD	53,015,874 CAD	Citi	06/20/2024	—	(193,975)
4,413,766 USD	3,842,405 CHF	Citi	06/20/2024	—	(16,707)
3,660,609 USD	14,675,333,999 COP	Citi	06/20/2024	12,436	—
3,006,500 USD	2,771,257 EUR	Citi	06/20/2024	2,281	—
10,283,805 USD	9,432,256 EUR	Citi	06/20/2024	—	(43,110)
9,801,576 USD	7,734,527 GBP	Citi	06/20/2024	—	(32,450)
10,712,904 USD	3,873,516,250 HUF	Citi	06/20/2024	—	(115,545)
19,249 USD	303,732,434 IDR	Citi	06/20/2024	30	—
96,849 USD	1,518,662,168 IDR	Citi	06/20/2024	—	(454)
33,487,523 USD	2,788,979,498 INR	Citi	06/20/2024	13,813	—
4,161,415 USD	346,346,925 INR	Citi	06/20/2024	—	(1,081)
23,120,347 USD	3,419,152,500 JPY	Citi	06/20/2024	75,673	—
923,487 USD	1,222,800,374 KRW	Citi	06/20/2024	—	(2,297)
12,636,590 USD	219,578,537 MXN	Citi	06/20/2024	26,629	—
21,972,100 USD	230,630,793 NOK	Citi	06/20/2024	—	(202,992)
272,800 USD	1,035,750 PEN	Citi	06/20/2024	814	—
91,422 USD	345,250 PEN	Citi	06/20/2024	—	(218)
9,280,373 USD	37,132,169 PLN	Citi	06/20/2024	5,566	—
9,273,388 USD	36,981,883 PLN	Citi	06/20/2024	—	(25,033)
2,049,977 USD	21,000,000 SEK	Citi	06/20/2024	—	(15,094)
231,556 USD	7,282,749 TWD	Citi	06/20/2024	523	—
232,572 USD	7,282,750 TWD	Citi	06/20/2024	—	(493)
1,500,137 USD	29,265,625 ZAR	Citi	06/20/2024	11,416	—
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
86,490 USD	1,653,125 ZAR	Citi	06/20/2024	—	(1,107)
39,250,000 ZAR	2,053,910 USD	Citi	06/20/2024	26,669	—
271,250,000 ZAR	13,966,241 USD	Citi	06/20/2024	—	(43,671)
6,688,954,447 CLP	6,801,342 USD	Citi	06/21/2024	—	(101,900)
4,601,141 USD	4,500,000,000 CLP	Citi	06/21/2024	43,021	—
14,908,154 USD	2,245,168,000 JPY	HSBC	03/06/2024	72,491	—
37,915,321 USD	5,677,497,000 JPY	HSBC	04/10/2024	184,863	—
2,245,168,000 JPY	15,022,167 USD	HSBC	04/24/2024	—	(80,283)
22,814,000 EUR	24,688,458 USD	Morgan Stanley	03/06/2024	29,018	—
24,746,599 USD	22,814,000 EUR	Morgan Stanley	03/06/2024	—	(87,159)
10,400,000 AUD	6,856,439 USD	Morgan Stanley	03/20/2024	92,889	—
59,830,000 BRL	12,038,956 USD	Morgan Stanley	03/20/2024	23,920	—
47,750,000 CAD	35,346,764 USD	Morgan Stanley	03/20/2024	154,162	—
25,700,000 CHF	29,682,021 USD	Morgan Stanley	03/20/2024	569,254	—
7,850,000 EUR	8,523,483 USD	Morgan Stanley	03/20/2024	33,509	—
9,750,000 GBP	12,348,005 USD	Morgan Stanley	03/20/2024	39,332	—
226,565,000 INR	2,723,137 USD	Morgan Stanley	03/20/2024	—	(7,410)
5,696,935,000 KRW	4,396,366 USD	Morgan Stanley	03/20/2024	120,326	—
4,458,270,000 KRW	3,336,529 USD	Morgan Stanley	03/20/2024	—	(9,786)
259,950,000 MXN	15,126,692 USD	Morgan Stanley	03/20/2024	—	(84,682)
89,500,000 NOK	8,562,151 USD	Morgan Stanley	03/20/2024	132,206	—
40,900,000 NZD	25,428,849 USD	Morgan Stanley	03/20/2024	526,666	—
4,770,000 PLN	1,198,247 USD	Morgan Stanley	03/20/2024	3,926	—
124,000,000 SEK	12,271,812 USD	Morgan Stanley	03/20/2024	301,790	—
25,750,000 SEK	2,472,919 USD	Morgan Stanley	03/20/2024	—	(12,791)
113,340,000 TRY	3,585,461 USD	Morgan Stanley	03/20/2024	23,233	—
124,865,000 TRY	3,913,343 USD	Morgan Stanley	03/20/2024	—	(11,110)
5,780,005 USD	8,750,000 AUD	Morgan Stanley	03/20/2024	—	(89,518)
32,021,118 USD	42,650,000 CAD	Morgan Stanley	03/20/2024	—	(587,307)
7,421,293 USD	6,400,000 CHF	Morgan Stanley	03/20/2024	—	(171,421)
23,916,092 USD	22,050,000 EUR	Morgan Stanley	03/20/2024	—	(68,458)
1,634,877 USD	1,300,000 GBP	Morgan Stanley	03/20/2024	6,279	—
3,449,191 USD	289,025,000 INR	Morgan Stanley	03/20/2024	34,120	—
7,276,099 USD	603,225,000 INR	Morgan Stanley	03/20/2024	—	(6,069)
11,110,289 USD	195,280,000 MXN	Morgan Stanley	03/20/2024	316,820	—
13,942,050 USD	152,250,000 NOK	Morgan Stanley	03/20/2024	398,275	—
8,583,880 USD	88,500,000 NOK	Morgan Stanley	03/20/2024	—	(248,125)
3,096,315 USD	5,000,000 NZD	Morgan Stanley	03/20/2024	—	(52,038)
9,353,124 USD	37,585,000 PLN	Morgan Stanley	03/20/2024	57,477	—
3,838,792 USD	15,135,000 PLN	Morgan Stanley	03/20/2024	—	(49,262)
17,696,250 USD	184,000,000 SEK	Morgan Stanley	03/20/2024	65,719	—
7,501,046 USD	238,205,000 TRY	Morgan Stanley	03/20/2024	—	(14,365)
9,352,136 USD	175,435,000 ZAR	Morgan Stanley	03/20/2024	—	(218,015)
97,975,000 ZAR	5,124,870 USD	Morgan Stanley	03/20/2024	23,747	—
770,000,000 JPY	5,434,143 USD	Morgan Stanley	03/21/2024	283,864	—
26,924,757 USD	3,890,000,000 JPY	Morgan Stanley	03/21/2024	—	(905,819)
37,740,114 USD	397,026,000 NOK	Morgan Stanley	04/10/2024	—	(324,581)
22,814,000 EUR	24,795,649 USD	Morgan Stanley	04/24/2024	84,574	—
14,367,000 CAD	10,689,676 USD	UBS	03/06/2024	103,199	—
10,582,989 USD	14,367,000 CAD	UBS	03/06/2024	3,489	—
29,700,000 GBP	37,678,192 USD	UBS	04/10/2024	179,160	—
14,367,000 CAD	10,590,728 USD	UBS	04/24/2024	—	(3,601)
2,245,168,000 JPY	15,198,781 USD	Wells Fargo	03/06/2024	218,135	—
181,019,000 NOK	17,066,879 USD	Wells Fargo	03/06/2024	22,982	—
17,099,849 USD	181,019,000 NOK	Wells Fargo	03/06/2024	—	(55,951)
15,128,067 USD	24,958,000 NZD	Wells Fargo	03/06/2024	67,628	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
37,675,613 USD	50,899,000 CAD	Wells Fargo	04/10/2024	—	(150,204)
181,019,000 NOK	17,120,550 USD	Wells Fargo	04/24/2024	55,563	—
Total				23,114,313	(20,574,431)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	03/2024	JPY	43,872,000	—	(1,899)
Australian 10-Year Bond	556	03/2024	AUD	63,948,991	307,481	—
Australian 10-Year Bond	141	03/2024	AUD	16,217,280	170,950	—
Australian 3-Year Bond	48	03/2024	AUD	5,110,770	2,696	—
Bist 30 Index	1,414	04/2024	TRY	145,203,660	—	(65,034)
Brent Crude	18	03/2024	USD	1,474,380	—	(1,033)
Brent Crude	40	05/2024	USD	3,221,200	—	(5,230)
Brent Crude	41	07/2024	USD	3,249,660	122,880	—
Brent Crude	82	09/2024	USD	6,410,760	106,591	—
CAC40 Index	30	03/2024	EUR	2,382,300	89,714	—
Canadian Government 10-Year Bond	23	06/2024	CAD	2,757,010	5,547	—
Cocoa	168	05/2024	USD	10,162,320	1,237,736	—
Cocoa	33	05/2024	GBP	1,703,460	389,013	—
Cocoa	10	05/2024	USD	604,900	127,869	—
Coffee	14	05/2024	USD	967,838	—	(12,962)
Coffee	18	07/2024	USD	1,233,225	49,435	—
Coffee	36	09/2024	USD	2,463,750	17,946	—
Coffee	18	12/2024	USD	1,230,525	—	(37,027)
Copper	27	05/2024	USD	2,596,725	—	(15,204)
Copper	23	07/2024	USD	2,223,525	51,730	—
Copper	46	09/2024	USD	4,466,600	41,274	—
Copper	23	12/2024	USD	2,241,925	55,818	—
Corn	98	07/2024	USD	2,162,125	—	(274,210)
Corn	191	09/2024	USD	4,299,888	—	(332,804)
Corn	93	12/2024	USD	2,154,113	—	(31,488)
Cotton	29	05/2024	USD	1,443,765	116,189	—
Cotton	11	05/2024	USD	547,635	30,681	—
Cotton	16	07/2024	USD	782,160	121,849	—
Cotton	54	12/2024	USD	2,262,870	75,769	—
DJIA Index E-mini	8	03/2024	USD	1,561,720	18,333	—
Euro STOXX 50 Index	388	03/2024	EUR	18,988,720	1,080,342	—
Euro-BTP	147	06/2024	EUR	17,268,090	74,275	—
Euro-Buxl 30-Year	4	06/2024	EUR	533,120	6,448	—
Euro-OAT	145	03/2024	EUR	18,515,050	—	(268,331)
Euro-OAT	32	06/2024	EUR	4,077,760	20,294	—
Feeder Cattle	3	05/2024	USD	384,188	—	(1,118)
FTSE 100 Index	197	03/2024	GBP	15,024,205	201,707	—
FTSE Taiwan Index	136	03/2024	USD	8,793,760	29,321	—
FTSE Taiwan Index	75	03/2024	USD	4,849,500	12,116	—
FTSE Taiwan Index	1	03/2024	USD	64,660	—	(19)
FTSE/JSE Top 40 Index	10	03/2024	ZAR	6,622,300	—	(10,418)
FTSE/MIB Index	89	03/2024	EUR	14,520,350	765,795	—
FTSE/MIB Index	11	03/2024	EUR	1,794,650	82,670	—
Gas Oil	40	04/2024	USD	3,225,000	—	(121,554)
Gas Oil	15	07/2024	USD	1,158,750	22,499	—
Gas Oil	31	09/2024	USD	2,369,950	105,713	—
Gas Oil	16	11/2024	USD	1,210,000	—	(22,169)
Gold 100 oz.	10	04/2024	USD	2,054,700	7,713	—
Hard Red Winter Wheat	23	12/2024	USD	690,000	—	(24,311)
IBEX 35 Index	105	03/2024	EUR	10,528,665	62,693	—
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	60	03/2024	EUR	6,016,380	25,973	—
IFSC Nifty 50 Index	143	03/2024	USD	6,346,912	—	(48,649)
Japanese 10-Year Government Bond	43	03/2024	JPY	6,289,180,000	273,535	—
Japanese 10-Year Government Bond	10	03/2024	JPY	1,462,600,000	78,813	—
Lead	193	05/2024	USD	9,918,704	2,934	—
Lead	7	07/2024	USD	362,282	—	(17,363)
Lead	14	09/2024	USD	729,113	1,179	—
Lead	7	11/2024	USD	365,432	3,631	—
Lean Hogs	18	04/2024	USD	623,700	13,188	—
Lean Hogs	6	04/2024	USD	207,900	3,555	—
Lean Hogs	23	06/2024	USD	921,840	52,321	—
Lean Hogs	23	08/2024	USD	931,500	57,242	—
Lean Hogs	54	10/2024	USD	1,845,180	53,723	—
Live Cattle	49	04/2024	USD	3,632,860	64,475	—
Live Cattle	17	04/2024	USD	1,260,380	—	(10,757)
Live Cattle	21	06/2024	USD	1,522,290	—	(10,993)
Live Cattle	21	08/2024	USD	1,517,880	77,163	—
Live Cattle	42	10/2024	USD	3,094,980	44,496	—
Long Gilt	252	06/2024	GBP	24,718,680	—	(2,837)
MSCI EAFE Index	21	03/2024	USD	2,402,295	94,823	—
MSCI Emerging Markets Index	232	03/2024	USD	11,794,880	267,956	—
NASDAQ 100 Index E-mini	3	03/2024	USD	1,084,965	57,313	—
Natural Gas	131	03/2024	USD	2,436,600	186,265	—
Natural Gas	96	06/2024	USD	2,406,720	—	(479,591)
Natural Gas	186	08/2024	USD	4,774,620	—	(340,795)
Natural Gas	79	10/2024	USD	2,389,750	79,699	—
Nickel	11	07/2024	USD	1,190,904	23,763	—
Nickel	22	09/2024	USD	2,405,172	174,366	—
Nickel	11	11/2024	USD	1,214,070	115,893	—
Nikkei 225 Index	4	03/2024	JPY	157,040,000	85,592	—
NY Harbor ULSD Heat Oil	35	03/2024	USD	3,895,353	—	(52,663)
NY Harbor ULSD Heat Oil	10	03/2024	USD	1,112,958	—	(64,476)
NY Harbor ULSD Heat Oil	69	04/2024	USD	7,521,469	—	(107,109)
NY Harbor ULSD Heat Oil	8	06/2024	USD	853,742	—	(7,907)
NY Harbor ULSD Heat Oil	17	08/2024	USD	1,806,134	61,166	—
NY Harbor ULSD Heat Oil	8	10/2024	USD	845,914	—	(25,398)
OMXS30 Index	353	03/2024	SEK	86,732,100	336,336	—
Primary Aluminum	29	07/2024	USD	1,630,902	—	(22,889)
Primary Aluminum	58	09/2024	USD	3,303,492	29,187	—
Primary Aluminum	29	11/2024	USD	1,671,140	1,121	—
RBOB Gasoline	21	03/2024	USD	2,276,442	49,001	—
RBOB Gasoline	13	03/2024	USD	1,409,226	17,223	—
RBOB Gasoline	99	04/2024	USD	10,690,634	101,376	—
RBOB Gasoline	1	04/2024	USD	107,986	—	(3,703)
RBOB Gasoline	10	06/2024	USD	1,048,068	62,859	—
RBOB Gasoline	21	08/2024	USD	2,103,217	141,899	—
RBOB Gasoline	12	10/2024	USD	1,063,390	—	(9,943)
Russell 2000 Index E-mini	3	03/2024	USD	308,595	5,265	—
S&P 500 Index E-mini	99	03/2024	USD	25,263,563	1,762,874	—
S&P 500 Index E-mini	1	03/2024	USD	255,188	3,334	—
S&P Mid 400 Index E-mini	5	03/2024	USD	1,446,300	63,913	—
Silver	2	05/2024	USD	228,850	—	(1,901)
Soybean	38	07/2024	USD	2,187,375	—	(381,490)
Soybean	116	11/2024	USD	6,572,850	—	(437,925)
Soybean Meal	39	07/2024	USD	1,291,680	—	(283,882)
Soybean Meal	114	12/2024	USD	3,845,220	—	(282,723)
Soybean Oil	69	05/2024	USD	1,871,694	—	(29,594)
Soybean Oil	47	07/2024	USD	1,286,484	—	(108,709)

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	144	12/2024	USD	3,893,184	—	(212,770)
SPI 200 Index	41	03/2024	AUD	7,851,500	146,847	—
Sugar #11	29	04/2024	USD	704,491	—	(9,270)
Sugar #11	48	06/2024	USD	1,157,453	—	(145,381)
Sugar #11	34	09/2024	USD	822,909	12,404	—
Sugar #11	111	09/2024	USD	2,686,555	—	(41,460)
TOPIX Index	86	03/2024	JPY	2,305,660,000	1,626,273	—
TOPIX Index	132	03/2024	JPY	3,538,920,000	1,477,409	—
U.S. Treasury 10-Year Note	149	06/2024	USD	16,455,188	46,745	—
U.S. Treasury 10-Year Note	245	06/2024	USD	27,057,188	5,216	—
U.S. Treasury 5-Year Note	1,333	06/2024	USD	142,506,031	231,899	—
Wheat	37	07/2024	USD	1,071,613	—	(77,488)
Wheat	24	07/2024	USD	689,100	—	(86,323)
Wheat	48	09/2024	USD	1,400,400	—	(125,398)
Wheat	74	09/2024	USD	2,170,975	—	(167,417)
Wheat	36	12/2024	USD	1,081,350	—	(37,654)
WTI Crude	31	03/2024	USD	2,426,060	126,603	—
WTI Crude	43	03/2024	USD	3,365,180	44,807	—
WTI Crude	41	06/2024	USD	3,123,380	57,580	—
WTI Crude	84	08/2024	USD	6,288,240	267,769	—
WTI Crude	42	10/2024	USD	3,094,140	1,307	—
Yen Denominated Nikkei 225 Index	1	03/2024	JPY	19,650,000	2,609	—
Zinc	16	07/2024	USD	975,500	—	(38,986)
Zinc	31	09/2024	USD	1,901,463	—	(9,472)
Zinc	16	11/2024	USD	985,800	38,810	—
Total					14,170,817	(4,907,727)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	(214)	03/2024	USD	(17,528,740)	—	(237,560)
CAC40 Index	(124)	03/2024	EUR	(9,846,840)	—	(346,531)
Canadian Government 10-Year Bond	(164)	06/2024	CAD	(19,658,680)	—	(255)
Canadian Government 10-Year Bond	(598)	06/2024	CAD	(71,682,260)	—	(129,032)
Coffee	(133)	05/2024	USD	(9,194,456)	123,726	—
Coffee	(29)	05/2024	USD	(2,004,806)	52,351	—
Copper	(7)	03/2024	USD	(1,474,725)	—	(14,791)
Copper	(26)	05/2024	USD	(2,500,550)	—	(1,217)
Copper	(164)	05/2024	USD	(15,772,700)	—	(408,551)
Copper	(13)	06/2024	USD	(2,765,588)	—	(6,676)
Corn	(593)	05/2024	USD	(12,734,675)	350,501	—
Corn	(163)	05/2024	USD	(3,500,425)	123,027	—
Corn	(234)	05/2024	USD	(5,025,150)	25,646	—
Cotton	(23)	05/2024	USD	(1,145,055)	—	(91,966)
DAX Index	(13)	03/2024	EUR	(5,768,100)	—	(254,337)
DAX Index	(22)	03/2024	EUR	(9,761,400)	—	(342,460)
Euro STOXX 50 Index	(11)	03/2024	EUR	(538,340)	—	(42,750)
Euro-Bobl	(8)	06/2024	EUR	(942,080)	—	(1,474)
Euro-Bund	(174)	03/2024	EUR	(23,081,100)	149,276	—
Euro-Bund	(58)	03/2024	EUR	(7,693,700)	144,278	—
Euro-Bund	(316)	06/2024	EUR	(41,794,160)	—	(216,810)
Euro-OAT	(61)	03/2024	EUR	(7,789,090)	106,710	—
Euro-Schatz	(35)	06/2024	EUR	(3,698,800)	—	(3,690)
FTSE 100 Index	(11)	03/2024	GBP	(838,915)	—	(318)
FTSE 100 Index	(3)	03/2024	GBP	(228,795)	—	(4,657)
FTSE China A50 Index	(311)	03/2024	USD	(3,692,192)	39,981	—
Gas Oil	(48)	05/2024	USD	(3,792,000)	162,299	—
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	(13)	04/2024	USD	(2,671,110)	—	(37,042)
Hard Red Winter Wheat	(108)	05/2024	USD	(3,171,150)	42,635	—
Hard Red Winter Wheat	(35)	05/2024	USD	(1,027,688)	26,702	—
IFSC Nifty 50 Index	(121)	03/2024	USD	(5,370,464)	26,554	—
Japanese 10-Year Government Bond	(5)	03/2024	JPY	(731,300,000)	3,040	—
KLCI Index	(140)	03/2024	MYR	(10,776,500)	—	(4,012)
KOSPI 200 Index	(30)	03/2024	KRW	(2,668,125,000)	—	(2,093)
Lean Hogs	(51)	04/2024	USD	(1,767,150)	—	(137,534)
Live Cattle	(134)	04/2024	USD	(9,934,760)	—	(61,393)
Long Gilt	(53)	06/2024	GBP	(5,198,770)	—	(12,916)
Long Gilt	(138)	06/2024	GBP	(13,536,420)	—	(76,677)
Mexican Bolsa IPC Index	(189)	03/2024	MXN	(105,333,480)	62,188	—
Mexican Bolsa IPC Index	(7)	03/2024	MXN	(3,901,240)	4,336	—
MSCI Singapore Index	(427)	03/2024	SGD	(12,020,050)	30,240	—
Natural Gas	(244)	03/2024	USD	(4,538,400)	—	(130,697)
Natural Gas	(754)	04/2024	USD	(15,140,320)	—	(239,688)
Nickel	(3)	03/2024	USD	(318,951)	—	(26,143)
Nickel	(5)	03/2024	USD	(531,585)	—	(49,949)
Nickel	(77)	05/2024	USD	(8,256,864)	—	(824,207)
Nickel	(11)	06/2024	USD	(1,185,558)	—	(34,530)
OMXS30 Index	(938)	03/2024	SEK	(230,466,600)	—	(779,601)
Palladium	(5)	06/2024	USD	(473,400)	11,809	—
Platinum	(31)	04/2024	USD	(1,370,200)	76,662	—
Primary Aluminum	(17)	03/2024	USD	(933,819)	19,311	—
Primary Aluminum	(12)	03/2024	USD	(659,166)	598	—
Primary Aluminum	(191)	05/2024	USD	(10,608,665)	—	(1,475)
Primary Aluminum	(52)	06/2024	USD	(2,908,126)	—	(48,650)
S&P/TSX 60 Index	(22)	03/2024	CAD	(5,678,640)	—	(191,516)
S&P/TSX 60 Index	(63)	03/2024	CAD	(16,261,560)	—	(222,418)
S&P/TSX 60 Index	(105)	03/2024	CAD	(27,102,600)	—	(805,202)
Silver	(34)	05/2024	USD	(3,890,450)	63,343	—
Soybean	(190)	05/2024	USD	(10,837,125)	477,625	—
Soybean	(145)	05/2024	USD	(8,270,438)	418,649	—
Soybean	(55)	05/2024	USD	(3,137,063)	116,053	—
Soybean Meal	(93)	05/2024	USD	(3,061,560)	89,991	—
Soybean Meal	(50)	05/2024	USD	(1,646,000)	76,869	—
Soybean Oil	(207)	05/2024	USD	(5,615,082)	275,212	—
Soybean Oil	(50)	05/2024	USD	(1,356,300)	64,957	—
SPI 200 Index	(168)	03/2024	AUD	(32,172,000)	—	(539,519)
Sugar #11	(288)	04/2024	USD	(6,996,326)	163,335	—
Sugar #11	(6)	04/2024	USD	(145,757)	9,936	—
Thai SET50 Index	(1,524)	03/2024	THB	(254,050,800)	113,206	—
TOPIX Index	(14)	03/2024	JPY	(375,340,000)	—	(138,809)
U.S. Long Bond	(179)	06/2024	USD	(21,345,750)	—	(56,786)
U.S. Treasury 10-Year Note	(1,499)	06/2024	USD	(165,545,813)	—	(54,722)
U.S. Treasury 2-Year Note	(61)	06/2024	USD	(12,489,750)	114	—
U.S. Treasury 2-Year Note	(277)	06/2024	USD	(56,715,750)	—	(57,271)
U.S. Treasury 5-Year Note	(118)	06/2024	USD	(12,614,938)	—	(26,345)
U.S. Treasury Ultra Bond	(32)	06/2024	USD	(4,092,000)	—	(48,603)
U.S. Treasury Ultra Bond	(75)	06/2024	USD	(9,590,625)	—	(70,374)
Wheat	(246)	05/2024	USD	(7,087,875)	249,418	—
Wheat	(148)	05/2024	USD	(4,264,250)	17,546	—
Wheat	(6)	05/2024	USD	(172,875)	6,896	—
WIG 20 Index	(486)	03/2024	PLN	(23,522,400)	—	(209,666)
WTI Crude	(94)	04/2024	USD	(7,280,300)	—	(80,657)
Zinc	(26)	03/2024	USD	(1,555,613)	106,215	—
Zinc	(42)	03/2024	USD	(2,512,913)	5,831	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	(35)	05/2024	USD	(2,119,031)	—	(75,418)
Zinc	(27)	06/2024	USD	(1,642,106)	—	(4,469)
Total					3,837,066	(7,151,457)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,000,000	7,000,000	3.75	11/18/2024	186,200	195,322
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.75	09/20/2024	600,000	474,732
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	11/06/2024	750,000	961,880
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	3.75	11/29/2024	158,500	143,483
Total							1,694,700	1,775,417

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	60,000,000	60,000,000	3.90	07/17/2024	528,000	753,876

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/11/2026	NZD	9,900,000	7,140	—	—	7,140	—
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/11/2026	NZD	800,000	(877)	—	—	—	(877)
3-Month NZD Bank Bill	Fixed rate of 5.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/11/2026	NZD	6,200,000	(11,048)	—	—	—	(11,048)
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/12/2026	AUD	2,400,000	147,798	—	—	147,798	—
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/12/2026	AUD	7,300,000	(6,650)	—	—	—	(6,650)
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/12/2026	AUD	20,200,000	(8,883)	—	—	—	(8,883)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/18/2026	NOK	552,000,000	59,469	—	—	59,469	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/18/2026	CHF	163,600,000	49,184	—	—	49,184	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/18/2026	USD	1,900,000	16,229	—	—	16,229	—
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	03/18/2026	JPY	18,940,000,000	(35,719)	—	—	—	(35,719)
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/18/2026	NOK	98,000,000	(37,247)	—	—	—	(37,247)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/18/2026	NOK	246,400,000	(39,447)	—	—	—	(39,447)
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/18/2026	CAD	33,800,000	(113,211)	—	—	—	(113,211)
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	03/18/2026	SEK	446,700,000	(197,610)	—	—	—	(197,610)
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays Annually	JPMorgan	03/18/2026	SEK	543,000,000	(496,648)	—	—	—	(496,648)
3-Month NZD Bank Bill	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/10/2026	NZD	47,500,000	164,716	—	—	164,716	—
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/10/2026	NZD	21,300,000	82,273	—	—	82,273	—
3-Month NZD Bank Bill	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/10/2026	NZD	7,900,000	(16,080)	—	—	—	(16,080)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/11/2026	AUD	180,000,000	176,481	—	—	176,481	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/11/2026	AUD	16,800,000	5,334	—	—	5,334	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/11/2026	AUD	1,500,000	(1,289)	—	—	—	(1,289)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/11/2026	AUD	43,200,000	(11,311)	—	—	—	(11,311)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/17/2026	EUR	207,400,000	1,179,664	—	—	1,179,664	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	06/17/2026	SEK	664,000,000	234,073	—	—	234,073	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	06/17/2026	SEK	306,000,000	170,073	—	—	170,073	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/17/2026	CHF	283,100,000	120,996	—	—	120,996	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/17/2026	NOK	58,000,000	59,160	—	—	59,160	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	06/17/2026	NOK	99,000,000	47,810	—	—	47,810	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/17/2026	USD	8,700,000	46,906	—	—	46,906	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/17/2026	CAD	33,300,000	31,893	—	—	31,893	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/17/2026	GBP	3,000,000	3,645	—	—	3,645	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/17/2026	CHF	100,000	(85)	—	—	—	(85)
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	06/17/2026	SEK	1,000,000	(257)	—	—	—	(257)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/17/2026	USD	1,100,000	(553)	—	—	—	(553)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/17/2026	GBP	900,000	(662)	—	—	—	(662)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	06/17/2026	SEK	26,000,000	(2,525)	—	—	—	(2,525)
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	06/17/2026	JPY	28,601,600,000	(72,762)	—	—	—	(72,762)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/17/2026	USD	25,200,000	(146,456)	—	—	—	(146,456)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/10/2026	AUD	63,400,000	(44,492)	—	—	—	(44,492)
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	EUR	65,900,000	59,487	—	—	59,487	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2026	GBP	90,600,000	46,659	—	—	46,659	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/16/2026	CHF	15,300,000	9,452	—	—	9,452	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	NOK	47,000,000	1,743	—	—	1,743	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	NOK	3,000,000	(155)	—	—	—	(155)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/16/2026	SEK	2,000,000	(253)	—	—	—	(253)
CORRA	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/16/2026	CAD	3,900,000	(1,430)	—	—	—	(1,430)
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/16/2026	JPY	1,150,000,000	(3,339)	—	—	—	(3,339)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/16/2026	USD	15,700,000	(7,997)	—	—	—	(7,997)
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	EUR	36,300,000	(25,049)	—	—	—	(25,049)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2026	GBP	68,400,000	(48,209)	—	—	—	(48,209)
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/21/2029	GBP	6,200,000	97,082	—	—	97,082	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/21/2029	USD	1,100,000	13,264	—	—	13,264	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/21/2029	CHF	500,000	823	—	—	823	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/07/2029	AUD	100,000	(92)	—	—	—	(92)
Fixed rate of 4.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/13/2029	NZD	100,000	(528)	—	—	—	(528)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/13/2029	NZD	300,000	(745)	—	—	—	(745)
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2029	GBP	2,700,000	40,319	—	—	40,319	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2029	USD	1,500,000	17,180	—	—	17,180	—
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/20/2029	CAD	700,000	2,006	—	—	2,006	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/20/2029	NOK	1,100,000	1,894	—	—	1,894	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/20/2029	CHF	500,000	946	—	—	946	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2029	JPY	50,600,000	(458)	—	—	—	(458)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/20/2029	EUR	20,700,000	(134,713)	—	—	—	(134,713)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/13/2029	AUD	200,000	321	—	—	321	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/19/2029	EUR	5,300,000	13,122	—	—	13,122	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/19/2029	NOK	2,000,000	227	—	—	227	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/19/2029	NOK	1,000,000	(96)	—	—	—	(96)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/19/2029	SEK	1,000,000	(221)	—	—	—	(221)
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	JPY	40,000,000	(353)	—	—	—	(353)
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/19/2029	CAD	200,000	(354)	—	—	—	(354)
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	USD	800,000	(1,116)	—	—	—	(1,116)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/19/2029	EUR	5,500,000	(4,771)	—	—	—	(4,771)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/09/2034	AUD	4,900,000	30,809	—	—	30,809	—
Fixed rate of 5.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/09/2034	AUD	2,100,000	14,748	—	—	14,748	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2034	NOK	196,000,000	300,340	—	—	300,340	—
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2034	SEK	39,000,000	191,505	—	—	191,505	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2034	SEK	80,000,000	176,199	—	—	176,199	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2034	GBP	6,600,000	75,689	—	—	75,689	—
Fixed rate of 5.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/15/2034	NZD	5,200,000	49,245	—	—	49,245	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/15/2034	CAD	8,800,000	752	—	—	752	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2034	USD	100,000	15	—	—	15	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2034	GBP	200,000	(54)	—	—	—	(54)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2034	EUR	100,000	(443)	—	—	—	(443)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2034	JPY	4,270,000,000	(155,974)	—	—	—	(155,974)
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2034	CHF	21,600,000	(162,709)	—	—	—	(162,709)
Fixed rate of 5.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	10,600,000	172,992	—	—	172,992	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	33,400,000	79,426	—	—	79,426	—
Fixed rate of 5.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	100,000	(1,553)	—	—	—	(1,553)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	700,000	(7,317)	—	—	—	(7,317)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/08/2034	AUD	16,600,000	(125,046)	—	—	—	(125,046)
Fixed rate of 4.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/14/2034	NZD	6,600,000	(83,457)	—	—	—	(83,457)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/14/2034	NZD	18,400,000	(145,978)	—	—	—	(145,978)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	USD	300,000	3,190	—	—	3,190	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/21/2034	CAD	1,500,000	(308)	—	—	—	(308)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	USD	2,700,000	(8,987)	—	—	—	(8,987)
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/21/2034	NOK	4,900,000	(24,458)	—	—	—	(24,458)
Fixed rate of 3.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/21/2034	GBP	2,300,000	(41,157)	—	—	—	(41,157)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2034	SEK	51,000,000	(43,398)	—	—	—	(43,398)

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2034	SEK	110,000,000	(197,782)	—	—	—	(197,782)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/21/2034	EUR	48,900,000	(216,962)	—	—	—	(216,962)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	JPY	6,978,000,000	(268,779)	—	—	—	(268,779)
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2034	CHF	41,800,000	(324,599)	—	—	—	(324,599)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/07/2034	AUD	15,100,000	37,650	—	—	37,650	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/20/2034	EUR	19,700,000	51,829	—	—	51,829	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	GBP	100,000	379	—	—	379	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/20/2034	SEK	1,000,000	(481)	—	—	—	(481)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2034	NOK	5,000,000	(532)	—	—	—	(532)
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/20/2034	CAD	200,000	(830)	—	—	—	(830)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	USD	2,200,000	(1,935)	—	—	—	(1,935)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/20/2034	EUR	3,200,000	(3,771)	—	—	—	(3,771)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	GBP	30,900,000	(193,585)	—	—	—	(193,585)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/18/2054	GBP	5,000,000	10,302	—	—	10,302	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/18/2054	USD	600,000	1,351	—	—	1,351	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/17/2054	USD	1,500,000	4,298	—	—	4,298	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/17/2054	GBP	700,000	1,680	—	—	1,680	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/17/2054	EUR	4,200,000	(51,724)	—	—	—	(51,724)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/16/2054	USD	100,000	655	—	—	655	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2054	EUR	2,300,000	(20,909)	—	—	—	(20,909)
Fixed rate of 4.320%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	02/05/2034	NZD	32,000,000	(407,176)	—	—	—	(407,176)
Total							146,828	—	—	4,110,423	(3,963,595)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	11,880,000	(180,905)	—	—	—	(180,905)

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	1,200,000	(230,764)	500	—	(266,254)	35,990	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	500,000	(96,151)	208	—	(94,681)	—	(1,262)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	2,000,000	(384,606)	833	—	(301,637)	—	(82,136)
Total								(711,521)	1,541	—	(662,572)	35,990	(83,398)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	8,557,523	157,325	(7,716)	—	—	149,609	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	1,999,044	27,739	1,147	—	—	28,886	—
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	552,005	10,148	(259)	—	—	9,889	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	15,158,689	6,062	1,426	—	—	7,488	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	389,923	5,411	229	—	—	5,640	—
SARON minus 0.005%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/20/2024	CHF	1,047,280	4,909	340	—	—	5,249	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	362,464	5,030	208	—	—	5,238	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	362,464	5,030	208	—	—	5,238	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	307,545	4,267	177	—	—	4,444	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	302,053	4,192	173	—	—	4,365	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	280,086	3,886	161	—	—	4,047	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	2,078,661	3,524	301	—	—	3,825	—
SARON minus 0.005%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/20/2024	CHF	715,039	3,352	232	—	—	3,584	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	1,870,104	3,172	270	—	—	3,442	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	1,843,862	3,126	267	—	—	3,393	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	225,167	3,125	129	—	—	3,254	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	1,759,611	2,984	254	—	—	3,238	—
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	517,500	2,854	170	—	—	3,024	—
SARON minus 0.005%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/20/2024	CHF	552,530	2,590	179	—	—	2,769	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	186,724	2,591	107	—	—	2,698	—
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	186,724	2,591	107	—	—	2,698	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	413,100	2,609	89	—	—	2,698	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	3,140,070	2,490	—	—	—	2,490	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	164,756	2,286	95	—	—	2,381	—
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	104,828	1,927	(94)	—	—	1,833	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	3,018,287	1,207	284	—	—	1,491	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	3,005,307	1,202	283	—	—	1,485	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	1,811,960	1,412	34	—	—	1,446	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	3,038,346	1,215	143	—	—	1,358	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	3,090,203	1,294	36	—	—	1,330	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/20/2024	ZAR	2,415,337	966	227	—	—	1,193	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	400,302	1,108	29	—	—	1,137	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SARON minus 0.005%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/20/2024	CHF	162,509	762	53	—	—	815	—
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	372,962	815	—	—	—	815	—
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	186,765	507	62	—	—	569	—
28-Day MXN TIIE-Banxico minus 0.003%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/20/2024	MXN	1,927,441	4	—	—	—	4	—
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	170	3	—	—	—	3	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	247	(4)	—	—	—	—	(4)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	495	(7)	—	—	—	—	(7)
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	100,771	(224)	—	—	—	—	(224)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	120,691	(282)	27	—	—	—	(255)
1-Month PLN WIBOR minus 0.005%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	03/20/2024	PLN	1,212,517	(596)	335	—	—	—	(261)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/20/2024	SGD	387,127	(673)	—	—	—	—	(673)
Total return on MSCI United Kingdom Net Return GBP Index	SONIA plus 0.002%	Monthly	JPMorgan	03/20/2024	GBP	429,796	(457)	(633)	—	—	—	(1,090)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	500,088	(1,130)	(61)	—	—	—	(1,191)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	93,285	(1,271)	(84)	—	—	—	(1,355)
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	1,147,848	(1,788)	80	—	—	—	(1,708)
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/20/2024	AUD	189,750	(1,920)	116	—	—	—	(1,804)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	576,820	(1,568)	(300)	—	—	—	(1,868)
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/20/2024	AUD	234,929	(2,377)	144	—	—	—	(2,233)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	143,902	(3,244)	126	—	—	—	(3,118)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	2,359,466	(3,674)	163	—	—	—	(3,511)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	2,359,466	(3,674)	163	—	—	—	(3,511)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	2,614,543	(4,072)	181	—	—	—	(3,891)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	1,582,400	(4,301)	(789)	—	—	—	(5,090)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	1,670,311	(4,540)	(833)	—	—	—	(5,373)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	3,762,392	(5,859)	260	—	—	—	(5,599)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	435,989	(5,942)	(393)	—	—	—	(6,335)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	437,721	(5,965)	(395)	—	—	—	(6,360)
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/20/2024	AUD	786,109	(7,953)	481	—	—	—	(7,472)

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/20/2024	AUD	939,716	(9,508)	574	—	—	—	(8,934)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	425,351	(9,590)	373	—	—	—	(9,217)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	451,680	(10,184)	396	—	—	—	(9,788)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	3,298,980	(8,967)	(1,645)	—	—	—	(10,612)
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	03/20/2024	CAD	1,244,820	(11,686)	867	—	—	—	(10,819)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.000%	Monthly	JPMorgan	03/20/2024	EUR	780,673	(10,639)	(704)	—	—	—	(11,343)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	3,858,835	(10,489)	(1,924)	—	—	—	(12,413)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	3,894,308	(10,585)	(1,942)	—	—	—	(12,527)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	3,912,815	(10,635)	(1,919)	—	—	—	(12,554)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	3,925,154	(10,669)	(1,957)	—	—	—	(12,626)
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	03/20/2024	CAD	1,457,115	(13,679)	1,015	—	—	—	(12,664)
1-Month CAD Canada Bankers’ Acceptances minus 0.009%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	03/20/2024	CAD	1,534,313	(14,404)	1,069	—	—	—	(13,335)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	4,182,718	(11,369)	(2,051)	—	—	—	(13,420)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	4,207,394	(11,436)	(2,098)	—	—	—	(13,534)
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	4,555,954	(12,384)	(2,234)	—	—	—	(14,618)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	699,537	(15,772)	614	—	—	—	(15,158)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	743,116	(16,755)	652	—	—	—	(16,103)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	1,011,855	(22,814)	888	—	—	—	(21,926)
1-Month SEK STIBOR minus 0.003%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	03/20/2024	SEK	14,985,797	(23,337)	1,037	—	—	—	(22,300)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	1,100,375	(24,810)	966	—	—	—	(23,844)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	7,373,736	(20,043)	(3,824)	—	—	—	(23,867)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/20/2024	BRL	7,659,062	(20,818)	(3,972)	—	—	—	(24,790)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	1,686,424	(38,024)	1,480	—	—	—	(36,544)
ESTR minus 0.002%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/20/2024	EUR	3,393,730	(76,518)	2,978	—	—	—	(73,540)
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.002%	Monthly	JPMorgan	03/21/2024	JPY	517,564,005	69,297	(109)	—	—	69,188	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.002%	Monthly	JPMorgan	03/21/2024	JPY	60,305,233	8,075	(13)	—	—	8,062	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.002%	Monthly	JPMorgan	03/21/2024	JPY	31,453	4	—	—	—	4	—

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.002%	Monthly	JPMorgan	03/21/2024	JPY	17,474	2	—	—	—	2	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.002%	Monthly	JPMorgan	03/21/2024	JPY	10,484	1	—	—	—	1	—
Total							(125,542)	(13,544)	—	—	360,323	(499,409)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index Mar 24	Goldman Sachs International	03/2024	ZAR	(742,560)	—	—	244	—
TAIEX Index Mar 24	Goldman Sachs International	03/2024	TWD	68,259,600	—	—	34,937	—
WIG 20 Index Mar 24	Goldman Sachs International	03/2024	PLN	1,597,200	—	—	—	(90)
Ibovespa Index Apr 24	Morgan Stanley International	04/2024	BRL	115,092,078	—	—	—	(6,150)
KOSPI 200 Index Mar 24	Morgan Stanley International	03/2024	KRW	2,312,375,000	—	—	72,638	—
KOSPI 200 Index Mar 24	Morgan Stanley International	03/2024	KRW	(7,826,500,000)	—	—	—	(56,527)
Swiss Market Index Mar 24	Morgan Stanley International	03/2024	CHF	(35,345,150)	—	—	—	(336,299)
Total					—	—	107,819	(399,066)

*
If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	4.247%
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	5.071%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	5.830%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	4.014%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	8.258%
3-Month AUD BBSW	Bank Bill Swap Rate	4.335%
3-Month NZD Bank Bill	Bank Bill Rate	5.650%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	4.066%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.494%
6-Month AUD BBSW	Bank Bill Swap Rate	4.485%
6-Month EURIBOR	Euro Interbank Offered Rate	3.908%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.850%
ESTR	Euro Short Term Rate	3.906%
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
CORRA	Canadian Overnight Repo Rate Average	5.010%
Overnight BRL CDI	Interbank Certificate of Deposit	11.150%
SARON	Swiss Average Rate Overnight	1.695%
SOFR	Secured Overnight Financing Rate	5.310%
SONIA	Sterling Overnight Index Average	5.188%
SORA	Singapore Overnight Rate Average	3.784%
TONA	Tokyo Overnight Average Rate	(0.006%)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $122,831,217, which represents 20.56% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 29, 2024 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $3,355,353, which represents 0.56% of total net assets.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security in default.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security purchased on a when-issued basis.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	305,372,644	481,352,219	(510,907,680)	74,391	275,891,574	16,429	11,646,786	275,946,763
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso

Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2024 (Unaudited)
Currency Legend (continued)
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT259_05_P01_(04/24)